Fair values of financial assets and liabilities	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Fair values of financial assets and liabilities	Note 10: Fair values of financial assets and liabilities
The valuations of financial instruments have been classified into three levels according to the quality and reliability of information used to determine those fair values. Note 21 to the Group’s financial statements for the year ended
31 December 2023 details the definitions of the three levels in the fair value hierarchy.
Financial instruments classified as financial assets at fair value through profit or loss, derivative financial instruments, financial assets at fair value through other comprehensive income and financial liabilities at fair value through profit or loss are recognised at fair value.
The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.
The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2024
Financial assets at fair value through profit or loss:
Loans and advances to banks	–	3,405	–	3,405
Loans and advances to customers	–	3,152	6,301	9,453
Reverse repurchase agreements	–	19,816	–	19,816
Debt securities	10,589	24,999	2,286	37,874
Treasury and other bills	12	–	–	12
Contracts held with reinsurers	–	11,838	–	11,838
Equity shares	125,181	–	1,560	126,741
Total financial assets at fair value through profit or loss[1]	135,782	63,210	10,147	209,139
Financial assets at fair value through other comprehensive income:
Debt securities	14,059	13,432	51	27,542
Equity shares	–	–	305	305
Total financial assets at fair value through other comprehensive income	14,059	13,432	356	27,847
Derivative financial instruments	28	18,603	352	18,983
Total financial assets carried at fair value	149,869	95,245	10,855	255,969
[1]Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £178,559 million.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 31 December 2023
Financial assets at fair value through profit or loss:
Loans and advances to banks	–	3,127	–	3,127
Loans and advances to customers	–	2,015	7,890	9,905
Reverse repurchase agreements	–	17,413	–	17,413
Debt securities	11,611	28,802	2,250	42,663
Treasury and other bills	51	–	–	51
Contracts held with reinsurers	–	11,424	–	11,424
Equity shares	117,194	–	1,541	118,735
Total financial assets at fair value through profit or loss[1]	128,856	62,781	11,681	203,318
Financial assets at fair value through other comprehensive income:
Debt securities	15,049	12,259	52	27,360
Equity shares	–	–	232	232
Total financial assets at fair value through other comprehensive income	15,049	12,259	284	27,592
Derivative financial instruments	77	21,857	422	22,356
Total financial assets carried at fair value	143,982	96,897	12,387	253,266
[1]Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £176,475 million.

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2024
Financial liabilities at fair value through profit or loss:
Debt securities in issue	–	4,897	23	4,920
Liabilities in respect of securities sold under repurchase agreements	–	20,167	–	20,167
Short positions in securities	1,920	9	–	1,929
Other	–	40	–	40
Total financial liabilities at fair value through profit or loss	1,920	25,113	23	27,056
Derivative financial instruments	28	16,246	373	16,647
Liabilities arising from non-participating investment contracts	–	48,280	–	48,280
Total financial liabilities carried at fair value	1,948	89,639	396	91,983

At 31 December 2023
Financial liabilities at fair value through profit or loss:
Debt securities in issue	–	5,223	42	5,265
Liabilities in respect of securities sold under repurchase agreements	–	18,057	–	18,057
Short positions in securities	1,569	5	–	1,574
Other	–	18	–	18
Total financial liabilities at fair value through profit or loss	1,569	23,303	42	24,914
Derivative financial instruments	116	19,589	444	20,149
Liabilities arising from non-participating investment contracts	–	44,978	–	44,978
Total financial liabilities carried at fair value	1,685	87,870	486	90,041
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
Valuation control framework
Key elements of the valuation control framework include model validation (incorporating pre-trade and post-trade testing), product implementation review and independent price verification. The framework covers processes for all
3 levels in the fair value hierarchy. Formal committees meet quarterly to discuss and approve valuations in more judgemental areas.
Transfers into and out of level 3 portfolios
Transfers out of level 3 portfolios arise when inputs that could have a significant impact on the instrument’s valuation become market observable; conversely, transfers into the portfolios arise when sources of data cease to be observable.
Valuation methodology
For level 2 and level 3 portfolios, there is no significant change to the valuation methodology (techniques and inputs)
disclosed in the Group’s financial statements for the year ended 31 December 2023 applied to these portfolios.
Movements in level 3 portfolio
The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Derivative assets £m	Total financial assets carried at fair value £m

At 1 January 2024	11,681	284	422	12,387
Exchange and other adjustments	2	(1)	–	1
Gains (losses) recognised in the income statement within other income	55	–	(54)	1
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	74	–	74
Purchases/increases to customer loans	335	–	6	341
Sales/repayments of customer loans	(1,923)	(1)	(22)	(1,946)
Transfers into the level 3 portfolio	32	–	–	32
Transfers out of the level 3 portfolio	(35)	–	–	(35)
At 30 June 2024	10,147	356	352	10,855
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2024	54	–	(41)	13

At 1 January 2023	11,304	342	553	12,199
Exchange and other adjustments	(1)	(2)	(13)	(16)
Gains (losses) recognised in the income statement within other income	104	4	(53)	55
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	(48)	–	(48)
Purchases/increases to customer loans	347	–	40	387
Sales/repayments of customer loans	(475)	(4)	(17)	(496)
Transfers into the level 3 portfolio	139	–	–	139
Transfers out of the level 3 portfolio	(4)	–	(3)	(7)
At 30 June 2023	11,414	292	507	12,213
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2023	79	2	(58)	23
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2024	42	444	486
Exchange and other adjustments	–	–	–
Losses (gains) recognised in the income statement within other income	2	(43)	(41)
Additions	–	5	5
Redemptions	(2)	(33)	(35)
Transfers into the level 3 portfolio	–	–	–
Transfers out of the level 3 portfolio	(19)	–	(19)
At 30 June 2024	23	373	396
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2024	2	(31)	(29)

At 1 January 2023	45	608	653
Exchange and other adjustments	–	(8)	(8)
Losses (gains) recognised in the income statement within other income	1	(57)	(56)
Additions	–	31	31
Redemptions	(1)	(36)	(37)
Transfers into the level 3 portfolio	2	–	2
Transfers out of the level 3 portfolio	(1)	–	(1)
At 30 June 2023	46	538	584
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2023	1	(58)	(57)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
Sensitivity of level 3 valuations
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities.

				Effect of reasonably possible alternative assumptions[1]
At 30 June 2024	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-127bps/+238bps)	6,301	277	(245)
Equity and venture capital investments	Market approach	Earnings multiple (1.6/17.8)	2,293	163	(163)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	853	80	(95)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	297	2	(9)
Other			403	33	(33)
			10,147
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/ consensus pricing	n/a	51	2	(2)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	305	29	(29)
			356
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/200%)	352	6	(3)
Level 3 financial assets carried at fair value			10,855

Financial liabilities at fair value through profit or loss			23	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/200%)	373	17	(18)
Level 3 financial liabilities carried at fair value			396
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[3]Underlying asset/net asset values represent fair value.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
Sensitivity of level 3 valuations (continued)

				Effect of reasonably possible alternative assumptions[1]
At 31 December 2023	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+272bps)	7,890	369	(351)
Equity and venture capital investments	Market approach	Earnings multiple (1.6/17.8)	2,228	131	(131)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	809	77	(99)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	309	7	(6)
Other			445	39	(41)
			11,681
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/ consensus pricing	n/a	52	2	(2)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	232	22	(22)
			284
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/200%)	422	6	(3)
Level 3 financial assets carried at fair value			12,387

Financial liabilities at fair value through profit or loss			42	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/200%)	444	10	(7)
Level 3 financial liabilities carried at fair value			486
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[3]Underlying asset/net asset values represent fair value.
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are unchanged from those described in the Group’s financial statements for the year ended 31 December 2023.
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships and is unchanged from that described in note 21 to the Group’s financial statements for the year ended 31 December 2023.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the
Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2024		At 31 December 2023
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	8,454	8,454	10,764	10,764
Loans and advances to customers	452,408	445,987	449,745	439,449
Reverse repurchase agreements	49,404	49,404	38,771	38,771
Debt securities	15,432	14,753	15,355	15,139
Financial assets at amortised cost	525,698	518,598	514,635	504,123

Financial liabilities
Deposits from banks	5,584	5,578	6,153	6,153
Customer deposits	474,693	475,358	471,396	471,857
Repurchase agreements at amortised cost	37,914	37,914	37,703	37,703
Debt securities in issue	74,760	75,226	75,592	75,021
Subordinated liabilities	10,448	10,988	10,253	10,345
The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation.